Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 98.9%	Shares	Value
Aerospace & defense - 2.4%
BWX Technologies, Inc.	340,499	$15,155,610
Hexcel Corp.*	165,413	8,629,596
Huntington Ingalls Industries, Inc.	163,319	30,573,317
L3Harris Technologies, Inc.	104,457	21,861,806
Textron, Inc.	435,143	29,615,833
Airlines - 1.2%
Southwest Airlines Co.*	1,187,738	53,163,153
Auto components - 0.4%
Aptiv PLC*	53,445	7,299,518
Lear Corp.	76,023	12,720,168
Automobiles - 0.3%
Thor Industries, Inc.	136,246	12,887,509
Banks - 3.4%
Citizens Financial Group, Inc.	792,312	40,780,298
Signature Bank	159,782	48,674,391
Synovus Financial Corp.	1,193,472	59,387,167
Beverages - 0.1%
Monster Beverage Corp.*	72,292	6,269,162
Biotechnology - 3.4%
BioMarin Pharmaceutical, Inc.*	546,510	48,437,182
Exelixis, Inc.*	1,210,533	21,910,647
Horizon Therapeutics PLC*	94,026	8,775,447
Neurocrine Biosciences, Inc.*	204,414	16,152,794
Vertex Pharmaceuticals, Inc.*	231,325	56,223,541
Building products - 1.0%
Carrier Global Corp.	335,168	15,980,810
Owens Corning	295,147	26,179,539
Capital markets - 1.6%
Cboe Global Markets, Inc.	330,044	39,120,115
Evercore, Inc., Class A	134,521	16,790,911
MarketAxess Holdings, Inc.	43,104	14,848,466
Chemicals - 3.8%
Albemarle Corp.	22,132	4,885,418
CF Industries Holdings, Inc.	271,014	18,664,734
Eastman Chemical Co.	120,269	14,303,592
Huntsman Corp.	1,294,927	46,397,234
The Mosaic Co.	1,446,911	57,804,095
The Scotts Miracle-Gro Co.	28,917	4,372,250
Westlake Chemical Corp.	216,081	21,316,391
Commercial services & supplies - 0.4%
Copart, Inc.*	65,301	8,440,154
IAA, Inc.*	164,612	7,560,629
Communications equipment - 1.3%
Arista Networks, Inc.*	234,767	29,183,886
Lumentum Holdings, Inc.*	182,495	18,519,592
Motorola Solutions, Inc.	34,287	7,952,527
Construction & engineering - 1.0%
Quanta Services, Inc.	423,154	43,466,379
Construction materials - 2.5%
Eagle Materials, Inc.	265,912	38,783,265
Martin Marietta Materials, Inc.	92,625	36,042,240
Vulcan Materials Co.	177,938	33,863,381
Consumer finance - 1.4%
Ally Financial, Inc.	649,346	30,986,791
Discover Financial Services	283,833	32,853,670
Distributors - 0.5%
LKQ Corp.	382,554	20,998,389
Diversified financial services - 0.5%
Voya Financial, Inc.	339,862	23,097,022
Electric utilities - 1.4%
Evergy, Inc.	949,085	61,652,562
Electrical equipment - 1.8%
Eaton Corp. PLC	191,086	30,273,755
Generac Holdings, Inc.*	126,242	35,648,216
Regal Rexnord Corp.	86,380	13,689,502
Electronic equipment, instruments & components - 0.8%
Keysight Technologies, Inc.*	88,243	14,897,183
Zebra Technologies Corp., Class A*	42,038	21,402,387
Energy equipment & services - 4.1%
Baker Hughes Co.	5,148,351	141,270,751
ChampionX Corp.*	1,857,759	41,613,802
Entertainment - 3.2%
Live Nation Entertainment, Inc.*	563,514	61,710,418
Roku, Inc.*	228,464	37,479,519
Spotify Technology S.A.*	158,908	31,187,284
Zynga, Inc., Class A*	1,497,843	13,585,436
Equity real estate investment trusts (REITs) - 7.0%
Agree Realty Corp.	322,436	21,080,866
EastGroup Properties, Inc.	242,887	48,555,540
Healthcare Realty Trust, Inc.	1,785,994	55,401,534
Host Hotels & Resorts, Inc.*	1,039,640	18,027,358
Mid-America Apartment Communities, Inc.	304,733	62,982,216
STAG Industrial, Inc.	2,454,710	104,889,758
Food & staples retailing - 0.8%
Casey's General Stores, Inc.	184,711	34,690,573
Food products - 5.7%
Darling Ingredients, Inc.*	1,743,830	111,204,039
Hormel Foods Corp.	937,295	44,493,394
Lamb Weston Holdings, Inc.	247,774	15,909,568
The Hain Celestial Group, Inc.*	1,736,345	63,428,683
The Hershey Co.	85,075	16,765,730
Health care equipment & supplies - 2.6%
ABIOMED, Inc.*	160,212	47,401,925
Align Technology, Inc.*	19,230	9,518,081
DexCom, Inc.*	7,425	3,196,314
Edwards Lifesciences Corp.*	22,881	2,498,605
Insulet Corp.*	36,122	8,958,256
Masimo Corp.*	19,166	4,214,028
NuVasive, Inc.*	440,069	22,887,989
Teleflex, Inc.	52,049	16,145,079
Health care providers & services - 2.0%
AmerisourceBergen Corp.	165,535	22,545,867
AMN Healthcare Services, Inc.*	143,614	14,553,843
Henry Schein, Inc.*	443,094	33,364,978
Molina Healthcare, Inc.*	56,977	16,550,679
Health care technology - 0.6%
Omnicell, Inc.*	173,136	25,994,639
Hotels, restaurants & leisure - 1.9%
Chipotle Mexican Grill, Inc.*	6,517	9,681,525
Darden Restaurants, Inc.	51,061	7,141,902
Royal Caribbean Cruises Ltd.*	649,812	50,561,871
Texas Roadhouse, Inc.	158,623	13,544,818
Vail Resorts, Inc.	8,568	2,374,193
Household durables - 1.2%
D.R. Horton, Inc.	278,276	24,827,785
Garmin Ltd.	229,537	28,558,993
Household products - 0.8%
The Clorox Co.	220,823	37,067,349
Insurance - 4.3%
Arch Capital Group Ltd.*	1,159,412	53,703,964
Brown & Brown, Inc.	1,041,104	69,004,373
Everest Re Group Ltd.	64,092	18,163,673
Lincoln National Corp.	83,691	5,856,696
White Mountains Insurance Group Ltd.	40,603	42,266,099
Interactive media & services - 0.9%
IAC/InterActiveCorp*	78,737	10,750,750
Match Group, Inc.*	63,794	7,189,584
Twitter, Inc.*	556,605	20,878,253
IT services - 2.4%
DXC Technology Co.*	575,921	17,323,704
Euronet Worldwide, Inc.*	24,294	3,252,724
Gartner, Inc.*	133,964	39,370,680
Jack Henry & Associates, Inc.	203,254	34,108,054
Twilio, Inc., Class A*	54,147	11,160,779
Leisure products - 0.7%
Brunswick Corp.	140,175	12,726,488
Polaris, Inc.	181,407	20,424,614
Machinery - 3.1%
AGCO Corp.	416,224	48,781,453
Chart Industries, Inc.*	145,153	17,689,796
Parker-Hannifin Corp.	102,542	31,789,046
Pentair PLC	123,586	7,872,428
The Timken Co.	480,765	32,115,102
Media - 0.6%
Fox Corp., Class A	678,327	27,546,860
Metals & mining - 3.5%
Alcoa Corp.	277,961	15,763,168
Freeport-McMoRan, Inc.	2,496,574	92,922,484
Hecla Mining Co.	2,345,816	11,635,248
Kirkland Lake Gold Ltd.	681,875	25,686,231
Nucor Corp.	85,354	8,654,896
Multiline retail - 0.4%
Dollar General Corp.	91,984	19,176,824
Multi-utilities - 4.2%
CenterPoint Energy, Inc.	2,556,186	72,493,435
CMS Energy Corp.	884,349	56,934,389
WEC Energy Group, Inc.	590,025	57,256,026
Oil, gas & consumable fuels - 5.3%
Chesapeake Energy Corp.	597,031	40,699,603
Devon Energy Corp.	630,264	31,872,451
EOG Resources, Inc.	241,229	26,892,209
Hess Corp.	292,321	26,978,305
Marathon Petroleum Corp.	383,980	27,550,565
Pioneer Natural Resources Co.	377,645	82,662,714
Professional services - 1.2%
Booz Allen Hamilton Holding Corp.	155,922	11,963,895
CoStar Group, Inc.*	185,844	13,038,815
Robert Half International, Inc.	248,877	28,187,809
Real estate management & development - 0.6%
eXp World Holdings, Inc.	944,359	25,629,903
Road & rail - 1.3%
AMERCO	32,255	19,641,682
Knight-Swift Transportation Holdings, Inc.	637,924	36,093,740
Semiconductors & semiconductor equipment - 2.2%
Enphase Energy, Inc.*	79,800	11,209,506
KLA Corp.	73,244	28,511,692
NXP Semiconductors N.V.	21,545	4,426,205
ON Semiconductor Corp.*	79,723	4,703,657
Skyworks Solutions, Inc.	156,697	22,959,244
SolarEdge Technologies, Inc.*	37,592	8,955,166
Teradyne, Inc.	104,249	12,241,960
Universal Display Corp.	40,219	6,174,019
Software - 3.6%
AppLovin Corp., Class A*	33,120	2,133,590
Black Knight, Inc.*	246,572	18,394,271
Crowdstrike Holdings, Inc., Class A*	20,957	3,785,673
DocuSign, Inc.*	89,999	11,319,174
Splunk, Inc.*	516,383	63,990,181
Teradata Corp.*	1,432,452	57,785,114
Specialty retail - 2.9%
American Eagle Outfitters, Inc.(a)	675,005	15,410,364
Best Buy Co., Inc.	215,620	21,406,754
Burlington Stores, Inc.*	107,619	25,498,170
Floor & Decor Holdings, Inc., Class A*	161,722	17,582,416
O'Reilly Automotive, Inc.*	25,874	16,863,379
Ulta Beauty, Inc.*	92,189	33,532,827
Technology hardware, storage & peripherals - 0.6%
Pure Storage, Inc., Class A*	1,023,981	27,125,257
Textiles, apparel & luxury goods - 0.5%
Lululemon Athletica, Inc.*	66,629	22,238,095
Trading companies & distributors - 1.5%
United Rentals, Inc.*	133,329	42,681,280
W.W. Grainger, Inc.	45,886	22,718,617
Total common stocks (cost $3,736,900,104)		4,379,713,535

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 0.03%#	2,755,400	2,755,400
Total money market funds (cost $2,755,400)		2,755,400
Total investment portfolio (cost $3,739,655,504) - 99.0%		4,382,468,935
Other assets in excess of liabilities - 1.0%		45,317,943
Total net assets - 100.0%		$4,427,786,878

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $2,735,034 or 0.1% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.